Acquisitions - Consideration paid for acquiring asset and liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions
Goodwill	£ 269	£ 131	£ 570
Intangible assets	125	156	427
Property, plant and equipment	1	1	3
Other non-current assets	3		1
Current assets	8	4	20
Current liabilities	(21)	(16)	(24)
Borrowings	(3)		(3)
Deferred tax	(13)	(27)	(90)
Net assets acquired	369	249	904
Consideration (after taking account of net cash acquired)	369	249	904
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	4	(14)	(40)
Net cash flow	373	235	864
Net cash acquired	6	8	£ 29
Total consideration for acquisitions	443	255
Total consideration for acquisitions adjusted for cash acquired	437	£ 249
Acquisition of investments in joint ventures and associates	£ 61